CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Capital Management [Abstract]
Share capital	$ 141,451	$ 100,676
Contributed surplus	525	124
Options reserve	23,783	7,158
Warrants reserve	11,423	11,166
Accumulated other comprehensive (loss) income	(366)	24
Deficit	(100,661)	(33,030)
TOTAL SHAREHOLDERS' EQUITY	$ 76,155	$ 86,118	$ 1,448